Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) $ in Millions		12 Months Ended
	Nov. 04, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2022	Apr. 02, 2019 USD ($)	Jul. 19, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure		$ 1,000	$ 1,000
Leverage Ratio		4.17%	3.84%	3.85%
Coverage Ratio		3.86%	4.41%	3.46%
CEMEX Holdings Philippines, Inc. [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure		$ 500	$ 500	$ 500
CEMEX Latam Holdings, S.A [member]
Disclosure of detailed information about financial instruments [line items]
Maximum capital expenditure		1,500	1,500	1,500
Acquisitions and investments in joint ventures		400	400	400
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness		$ 2,897	$ 3,208				$ 4,050
Revolving Credit Facility Amount Extended						$ 1,060
Repurchase of Share Issuance Amount	$ 500
Allowance for disposals of non controlling interests per year	$ 100
2014 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness				$ 3,680
Greater than or equal to two point five zero ratio [member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio		2.50%	2.50%	2.50%
Greater than or equal to two point five zero ratio [member] | Financial instruments valuation assumption [Member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio					0.025%
Greater than or equal to two point seven five ratio [member] | Financial instruments valuation assumption [Member]
Disclosure of detailed information about financial instruments [line items]
Coverage Ratio					0.0275%
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.75%
Bottom of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		0.0125
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio		3.75%
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		8.50%
Top of range [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis		0.0350